Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 15, 2012
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000808303
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 15, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

Spectrum Income Fund

Supplement to the prospectus and summary prospectus dated May 1, 2011

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2010
	1 Year	5 Years	10 Years
Income Fund
Returns before taxes	9.68%	6.58%	6.90%
Returns after taxes on distributions	7.96	4.75	5.05
Returns after taxes on distributions
and sale of fund shares	6.31	4.59	4.87
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.84
Lipper General Bond Funds Average	6.76	4.50	6.53
The date of this supplement is February 15, 2012.

Spectrum Income Fund
Average Annual Total Returns Periods ended December 31, 2010
Average Annual Total Returns -	1 Year	5 Years	10 Years
Spectrum Income Fund	9.68%	6.58%	6.90%
Spectrum Income Fund Returns after taxes on distributions	7.96%	4.75%	5.05%
Spectrum Income Fund Returns after taxes on distributions and sale of fund shares	6.31%	4.59%	4.87%
Spectrum Income Fund Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Spectrum Income Fund Lipper General Bond Funds Average	6.76%	4.50%	6.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Spectrum Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000808303_SupplementTextBlock

Spectrum Income Fund

Supplement to the prospectus and summary prospectus dated May 1, 2011

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2010
	1 Year	5 Years	10 Years
Income Fund
Returns before taxes	9.68%	6.58%	6.90%
Returns after taxes on distributions	7.96	4.75	5.05
Returns after taxes on distributions
and sale of fund shares	6.31	4.59	4.87
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.84
Lipper General Bond Funds Average	6.76	4.50	6.53
The date of this supplement is February 15, 2012.

Spectrum Income Fund | Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	6.90%
Spectrum Income Fund | Spectrum Income Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.96%
5 Years	rr_AverageAnnualReturnYear05	4.75%
10 Years	rr_AverageAnnualReturnYear10	5.05%
Spectrum Income Fund | Spectrum Income Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	4.87%
Spectrum Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000808303_SupplementTextBlock

Spectrum Income Fund

Supplement to the prospectus and summary prospectus dated May 1, 2011

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
	Periods ended
	December 31, 2010
	1 Year	5 Years	10 Years
Income Fund
Returns before taxes	9.68%	6.58%	6.90%
Returns after taxes on distributions	7.96	4.75	5.05
Returns after taxes on distributions
and sale of fund shares	6.31	4.59	4.87
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.84
Lipper General Bond Funds Average	6.76	4.50	6.53
The date of this supplement is February 15, 2012.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2010
Spectrum Income Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Spectrum Income Fund | Lipper General Bond Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	6.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011